Exhibit 99.1

Harley-Davidson Motorcycle Trust 2013-1

$99,000,000.00 0.23000% Motorcycle Contract Backed Notes, Class A-1

$235,000,000.00 0.45% Motorcycle Contract Backed Notes, Class A-2

$207,000,000.00 0.65% Motorcycle Contract Backed Notes, Class A-3

$86,539,000.00 0.87% Motorcycle Contract Backed Notes, Class A-4

$22,461,000.00 1.31% Motorcycle Contract Backed Notes, Class B

Monthly  Report

For the June 16, 2014 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of April 01, 2013, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on April 22, 2013

Beginning of Due Period	05/01/2014
End of Due Period	05/31/2014
Determination Date	06/05/2014
Record Date	06/13/2014
Distribution Date	06/16/2014
Interest Determination Date	Not Applicable
LIBOR as of the Interest Determination Date	Not Applicable
Number of days in Interest Period (ACT/360 basis)	32
Number of days in Interest Period (30/360 basis)	30

	Number of	Cut-Off		Initial
Purchases	Contracts	Date	Closing Date	Pool Balance

Initial Contracts	46,980	03/31/2013	04/24/2013	$680,628,272.79
Subsequent Contracts	N/A	N/A	N/A	N/A
Total	46,980			$680,628,272.79

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$425,127,883.81
Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	7,660,959.02
Principal collections on Contracts paid off in full during Due Period	9,335,210.51
Balance of Contracts liquidated during Due Period	696,186.09
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	1,384.44
Decline in Aggregate Principal Balance		17,693,740.06
Aggregate Principal Balance at end of Due Period		$407,434,143.75
Pool factor		0.5986148

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Total

Original Note Balance	$99,000,000.00	$235,000,000.00	$207,000,000.00	$86,539,000.00	$22,461,000.00	$650,000,000.00

Note balance as of prior Distribution Date	—	78,499,611.53	207,000,000.00	86,539,000.00	22,461,000.00	394,499,611.53

First Priority Principal Distributable Amount	—	—	—	—	—	—

Noteholders’ Regular Principal Distributable Amount	—	17,693,740.06	—	—	—	17,693,740.06

Principal Distributable Amount *	—	17,693,740.06	—	—	—	17,693,740.06

Note balance at end of Due Period	—	60,805,871.47	207,000,000.00	86,539,000.00	22,461,000.00	376,805,871.47

Note Pool factor at beginning of Due Period	0.0000000	0.3340409	1.0000000	1.0000000	1.0000000

Note Pool factor at end of Due Period	0.0000000	0.2587484	1.0000000	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Note Interest
	Note Balance at	Carryover Shortfall at			Interest		Note Interest	Note Interest
	Beginning of Due	Beginning of Due	Interest		Accrual	Note Monthly Interest	Carryover Shortfall at	Distributable
Class	Period	Period	Rate	Days	Basis	Distributable Amount	End of Due Period	Amount
A-1	—	—	0.23000%	32	ACT/360	—	—	—
A-2	78,499,611.53	—	0.45%	30	30/360	29,437.35	—	29,437.35
A-3	207,000,000.00	—	0.65%	30	30/360	112,125.00	—	112,125.00
A-4	86,539,000.00	—	0.87%	30	30/360	62,740.78	—	62,740.78
B	22,461,000.00	—	1.31%	30	30/360	24,519.93	—	24,519.93
Totals	$394,499,611.53	—				$228,823.06	—	$228,823.06

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$16,683,563.11
Interest collections on Contracts during Due Period	4,211,626.15
Net Liquidation Proceeds	773,493.47
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	324,247.52
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	343.60

Total Available Monies		$21,993,273.85

Distribution of Available Monies in order of priority:

Reimbursement Amount	326,261.13
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	354,273.24
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	797.11
Class A Note Interest Distributable Amount	204,303.13
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	24,519.93
Class A Noteholders’ Regular Principal Distributable Amount	17,693,740.06
Class B Noteholders’ Regular Principal Distributable Amount	—
Total distribution of fees, interest and principal	18,603,894.60
Excess Amounts (Shortfall)		3,389,379.25
Amount withdrawn from Reserve Fund to cover Shortfall	—
Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Trust Depositor	3,389,379.25
Total distribution of Available Monies		$21,993,273.85

V. ACCOUNT BALANCE INFORMATION

	Calculation of Specified Reserve Fund Balance:
	The greater of:
	a) 1.50% of the Principal Balance of the Contracts at the end of the Due Period	$6,111,512.16
	b) 0.50% of the Pool Balance as of the Cutoff Date	3,403,141.36
	c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	24,446,048.63
	Specified Reserve Fund Balance		$6,111,512.16

	Reserve Fund balance at beginning of Due Period		$6,376,918.26

	Additions to Reserve Fund:
	Additional deposit - Excess Amounts to Reserve Fund	—
	Investment Earnings - Reserve Fund	132.21
	Total additions		132.21
	Withdrawals from Reserve Fund:
	Amount withdrawn to cover Shortfall	—
	Excess Reserve Fund balance to Servicer	265,538.31
	Total withdrawals		265,538.31

	Reserve Fund balance at end of Due Period		$6,111,512.16

	Calculation of Overcollateralization Target Amount:
	The greatest of:
a)	The lesser of:
	x) 8.00% of the Aggregate Principal Balance at the end of the Due Period	32,594,731.50
	y) 4.50% of the Aggregate Principal Balance as of the Cutoff date	30,628,272.28
b)	2.00% of the Aggregate Principal Balance as of the Cutoff Date	13,612,565.46
c)	If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger Event)	30,628,272.28

	Overcollateralization Target Amount for current Distribution Date		$30,628,272.28

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	30,628,272.79	4.50%
Overcollateralization Target Amount for current Distribution Date	30,628,272.28	7.52%
Overcollateralization Amount at current Distribution Date	30,628,272.28	7.52%

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	14
Trigger Status? Yes or No	No

Monthly losses

			% of Principal
			Balance at beginning
	Number of Contracts	Amount	of Due Period

Principal Balance of Liquidated Contracts for the Due Period	71	$1,008,792.51	0.237%

Less:
Net Liquidation Proceeds for the Due Period	77	773,493.47	0.182%

Net Liquidation Losses for the Due Period		235,299.04	0.055%

Net Liquidation Loss ratio			0.664%

Average loss ratio

Net Liquidation Loss ratio - current Distribution Date	0.664%
Net Liquidation Loss ratio - prior Distribution Date	1.448%
Net Liquidation Loss ratio - second prior Distribution Date	1.859%
Three-month average Loss ratio	1.324%

Cumulative losses

			% of Initial Principal
	Number of Contracts	Amount	Balance

Cumulative Liquidated Contracts	1,019	$15,014,016.25	2.206%
Cumulative Net Liquidation Proceeds	806	7,454,178.34	1.095%
Cumulative Net Liquidation Losses		7,559,837.91	1.111%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$7,418.88

Cumulative Loss Ratio

Cumulative Loss Ratio		1.111%
Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

Months	Trigger Threshold
1 - 12	2.000%
13 - 24	3.000%
25 - 36	4.000%
37 - 48	5.000%
49 or greater	5.500%

Delinquencies

			Delinquent Interest	% of Principal Balance at
Days Delinquent	Number of Contracts	Principal Balance	Amount	Beginning of Due Period

30 - 59	493	$6,292,587.62	$142,130.72	1.480%
60 - 89	174	2,319,684.05	78,878.80	0.546%
90 - 119	82	1,068,755.90	51,196.94	0.251%
120+	51	741,279.31	52,041.06	0.174%
Totals	800	$10,422,306.88	$324,247.52	2.452%

60+ Delinquency Amount	307	$4,129,719.26		0.971%

60+ Day average delinquency ratio

60+ day delinquency ratio - current Distribution Date	0.971%
60+ day delinquency ratio - prior Distribution Date	0.932%
60+ day delinquency ratio - second prior Distribution Date	0.968%
Three-month average 60+ day delinquency ratio	0.957%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	34,918	33,992
Principal Balance of Contracts	$425,127,883.81	$407,434,143.75
Weighted average original term	72.97	73.06
Weighted average remaining term	54.26	53.36
Weighted average age	18.71	19.70
One month prepayments (ABS)	1.88%	1.82%
Weighted average Contract Rate	11.92%	11.94%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	30,389,783.64	7.46%
5.001% - 10.000%	173,419,836.13	42.56%
10.001% - 15.000%	85,697,293.70	21.03%
15.001% - 20.000%	63,352,255.17	15.55%
> 20.000%	54,574,975.11	13.39%

Advances made by Servicer in current Due Period	$324,247.52
Reimbursement Amount due to Servicer	326,261.13
Number of Contracts purchased by Seller or Servicer	—
Principal Balance of Contracts purchased by Seller or Servicer	—
Purchase Price of Contracts purchased by Seller or Servicer	—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of April 1, 2013 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2013-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from May 1, 2014 to May 31, 2014 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 5th day of June, 2014.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary